UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment                [_];  Amendment Number: ______

This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Kingdom Ridge Capital, L.L.C.
Address:  81 Main Street, Suite 209
          White Plains, NY 10601

Form 13F File Number: 028-13333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Manley
Title:   Chief Financial Officer
Phone:   (914) 517-8654

Signature, Place, and Date of Signing:

/s/ Michael Manley            White Plains, New York         May 16, 2011
---------------------      ---------------------------    --------------------
    [Signature]                 [City, State]                 [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       22

Form 13F Information Table Value Total:    $321,674
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number        Name

1.    028-13335                   Kingdom Ridge Capital Master Fund, Ltd.


                                                   FORM 13F INFORMATION TABLE
                                                   Kingdom Ridge Capital, LLC



COLUMN 1                      COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                      VALUE     SHRS OR   SH/ PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN CALL  DISCRETION   MANAGERS  SOLE      SHARED  NONE
--------------                --------      -----       --------   -------   --- ----  ----------   --------  ----      ------  ----
ACCENTURE PLC IRELAND         SHS CLASS A   G1151C101    5,650       102,785 SH        DEFINED      1           102,785
ADOBE SYS INC                 COM           00724F101   16,580       500,000 SH        DEFINED      1           500,000
AEROFLEX HLDG CORP            COM           007767106    2,094       115,000 SH        DEFINED      1           115,000
ALLOT COMMUNICATIONS LTD      SHS           M0854Q105    2,349       150,000 SH        DEFINED      1           150,000
APPLIED MICRO CIRCUITS CORP   COM NEW       03822W406   51,122     4,925,000 SH        DEFINED      1         4,925,000
CIENA CORP                    COM NEW       171779309   21,660       835,000 SH        DEFINED      1           835,000
ENERNOC INC                   COM           292764107    1,911       100,000 SH        DEFINED      1           100,000
INFINERA CORPORATION          COM           45667G103      839       100,000 SH        DEFINED      1           100,000
MELLANOX TECHNOLOGIES LTD     SHS           M51363113    5,046       200,000 SH        DEFINED      1           200,000
MONOLITHIC PWR SYS INC        COM           609839105    2,838       200,000 SH        DEFINED      1           200,000
NETFLIX INC                   COM           64110L106   23,778       100,000     PUT   DEFINED      1           100,000
QUALCOMM INC                  COM           747525103   41,123       750,000 SH        DEFINED      1           750,000
SAPIENT CORP                  COM           803062108    4,007       350,000 SH        DEFINED      1           350,000
SEAGATE TECHNOLOGY PLC        SHS           G7945M107   40,334     2,800,000 SH        DEFINED      1         2,800,000
SEMILEDS CORP                 COM           816645105      468        30,000 SH        DEFINED      1            30,000
SEMTECH CORP                  COM           816850101    8,757       350,000     PUT   DEFINED      1           350,000
SOURCEFIRE INC                COM           83616T108    1,606        58,362 SH        DEFINED      1            58,362
SYNAPTICS INC                 COM           87157D109   49,987     1,850,000     PUT   DEFINED      1         1,850,000
TAKE-TWO INTERACTIVE SOFTWAR  COM           874054109    4,610       300,000 SH        DEFINED      1           300,000
UNISYS CORP                   COM NEW       909214306    8,429       270,000 SH        DEFINED      1           270,000
VOLTERRA SEMICONDUCTOR CORP   COM           928708106   21,106       850,000 SH        DEFINED      1           850,000
XILINX INC                    COM           983919101    7,380       225,000 SH        DEFINED      1           225,000


SK 26148 0001 1194835